Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk	¥ 0	¥ 0	¥ 0
Aggregate unpaid loan principal balance	19,848	14,431
Aggregate loan fair value	20,673	15,361
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	825	930
Investment funds fair value	27,367	16,891
Other assets	37,855	36,038
Policy Liabilities and Policy Account Balances	795,001	1,254,483
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	71	246	116
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		1,070	333
Investment funds fair value	16,227	8,168
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	10,152	8,723
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	37,855	36,038
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	795,001	1,254,483
Investments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	4	1,301	¥ 1,412
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	9
Investment funds fair value	988
Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	(202)
Investment funds fair value	¥ 16,227	¥ 8,168